Nature of Business (Details)		1 Months Ended		3 Months Ended				6 Months Ended
	Sep. 26, 2018 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Sep. 26, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 £ / shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 £ / shares	Dec. 31, 2017 £ / shares
Nature Of Business
Retained Earnings (Accumulated Deficit)											$ 155,611,155		$ 143,909,438
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents						$ 2,754,027			$ 2,754,027		12,746,266		$ 5,731,691	$ 5,967,967
Net Cash Provided by (Used in) Operating Activities								$ (12,013,118)	(4,543,565)
Common Stock, Par or Stated Value Per Share | £ / shares										£ 0.01		£ 0.01			£ 0.01	£ 0.01
Stock Issued During Period, Value, New Issues				$ 8,895,142	$ 7,095,368	1,274,999	$ 152,553
Net Income (Loss) Attributable to Parent				$ (8,316,655)		$ (4,117,084)		$ (11,701,717)	$ (6,662,367)
Aspire Capital Fund LLC [Member]
Nature Of Business
Stock Issued During Period, Shares, New Issues | shares			30,000,000					536,666,700
Amount available under the share purchase commitment facility											$ 371,621
Gross proceeds		$ 30,000,000	$ 20,000,000					$ 10,360,254
Sale of Stock, Number of Shares Issued in Transaction | shares			25,000,000
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Nature Of Business
Sale of Stock, Price Per Share | $ / shares	$ 0.25		$ 0.25								$ 0.25
2020 Purchase Agreement
Nature Of Business
Amount available under the share purchase commitment facility											$ 30,000,000
2020 Purchase Agreement | Aspire Capital Fund LLC [Member]
Nature Of Business
Amount available under the share purchase commitment facility											30,000,000
Gross proceeds								$ 30,000,000
Long-term Purchase Commitment, Period								30 months
2018 Purchase Agreement
Nature Of Business
Amount available under the share purchase commitment facility											$ 371,621
2018 Purchase Agreement | Aspire Capital Fund LLC [Member]
Nature Of Business
Gross proceeds	$ 20,000,000
Long-term Purchase Commitment, Period	30 months